Note 13 - Fair Value - Financial Assets and Liabilities Measured at Fair Value on a Non-recurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Assets, Fair Value Disclosure		$ 0
Commercial Real Estate - Other [Member]
Assets, Fair Value Disclosure	$ 59		$ 130
Commercial Real Estate - Other [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure
Commercial Real Estate - Other [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure
Commercial Real Estate - Other [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure	$ 59		130
Residential Real Estate Owner Occupied Loans [Member]
Assets, Fair Value Disclosure			71
Residential Real Estate Owner Occupied Loans [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure
Residential Real Estate Owner Occupied Loans [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure
Residential Real Estate Owner Occupied Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure			$ 71